Net Income per Limited Partner Unit and Cash Distributions (Details 2) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 14, 2012	Mar. 31, 2013	Dec. 31, 2012
Net Income per Limited Partner Unit and Cash Distributions
Maximum period available for distribution of available cash to unit holders		45 days	45 days
Quarterly cash distribution from operating surplus serving as threshold for subordinated units distribution (in dollars per share)		$ 0.35	$ 0.35
Subordinated units conversion to common units ratio		1	1
Cash distribution to the Company's unitholders declared (in dollars per share)	$ 0.35	$ 0.37